Stock-Based Compensation	12 Months Ended
Mar. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

Note 10 - Stock-Based Compensation

At the Company’s annual stockholders’ meeting held on July 14, 2005, stockholders of the Company approved the Clifton Bancorp Inc. 2005 Equity Incentive Plan. Under this plan, the Company could grant options to purchase up to 1,464,727 shares of Company common stock and could grant up to 585,891 shares of common stock as restricted stock awards. At March 31, 2015, there were no shares remaining for future option grants and restricted stock awards under the plan.

On December 7, 2005, 573,000 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $10.44 per share. Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter. On May 26, 2010, 34,269 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $9.03 per share. Twenty percent of the shares awarded vest annually. On January 7, 2015, 1,753 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $13.32 per share. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on a straight line basis over the requisite service period. During the years ended March 31, 2015, 2014 and 2013, approximately $52,000, $61,000 and $62,000, respectively, in expense was recognized in regard to these restricted stock awards. The Company recognized approximately $21,000, $24,000, and $25,000 of income tax benefits resulting from this expense for the years ended March 31, 2015, 2014 and 2013, respectively. The total fair value of stock awards vested during the years ended March 31, 2015, 2014 and 2013 were approximately $75,000, $85,000, and $70,000, respectively. The expected future compensation expense relating to the 7,628 non-vested restricted shares outstanding at March 31, 2015 is $32,000 over a weighted average period of 1.2 years.

The following is a summary of the status of the Company’s restricted shares:

		Weighted Average
	Restricted	Grant Date
	Shares	Fair Value
Non-vested at March 31, 2013	20,561	$9.03
Vesting	(6,853)	9.03
Forfeited	(409)	9.03
Non-vested at March 31, 2014	13,299	9.03
Granted	1,753	13.32
Vesting	(6,249)	9.03
Forfeited	(1,175)	9.03
Non-vested at March 31, 2015	7,628	10.02

On August 31, 2005, options to purchase 1,452,505 shares of common stock at $10.46 per share were awarded and will expire on August 31, 2015. Immediately upon grant, twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter. On May 26, 2010, options to purchase 161,429 shares of common stock at an exercise price of $9.03 per share were awarded and will expire no later than ten years following the grant date. On January 7, 2015, options to purchase 11,030 shares of common stock at an exercise price of $13.32 per share were awarded and will expire no later than ten years following the grant date. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on either an accelerated attribution basis or a straight line basis over the requisite service period. During the years ended March 31, 2015, 2014 and 2013, approximately $20,000, $44,000 and $76,000, respectively, in stock option expense, was recorded net of income tax benefits of $8,000, $16,000 and $27,000, respectively. The expected future compensation expense relating to the 41,850 non-vested options outstanding at March 31, 2015 is $22,000 over the weighted average period of 1.4 years.

Note 10 - Stock-Based Compensation (Continued)

A summary of stock option activity follows:

			Weighted Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise Price	Term	Value
Outstanding at March 31, 2013	1,427,135	$10.30
Exercised	(354,578)	10.46		$829,928
Outstanding at March 31, 2014	1,072,557	10.25	2.12 Years	1,848,962
Granted	11,030	13.32
Forfeited or cancelled	(4,403)	10.46
Exercised	(734,007)	10.46		1,860,808
Outstanding at March 31, 2015	345,177	9.93	2.79 Years	1,444,950
Exercisable at March 31, 2015	303,327	9.89	2.30 Years	1,279,631

Shares issued upon the exercise of stock options were issued from treasury stock through March 31, 2014. Beginning April 1, 2014, shares issued for stock option exercises were distributed from authorized but unissued shares.